Income Taxes - Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Jun. 30, 2016	Jun. 30, 2015
Deferred tax liabilities
Land, buildings and equipment		$ 0	$ 0
Foreign investments		(10,851)	(7,451)
Other items		(72)	(128)
Total deferred tax liabilities		(10,923)	(7,579)
Deferred tax assets
Acquisition and development costs		(21)	(5)
Asset retirement obligations		0	0
Net operating losses, capital losses, and foreign tax credit carry forwards		21,408	18,521
United Kingdom exploration costs and net operating losses		3,109	3,639
Investments		111	100
Stock option compensation		1,810	2,184
Australian capitalized legal costs		112	116
Other items		286	141
Total deferred tax asset		26,815	24,696
Valuation allowance		(15,892)	(17,117)
Net long term deferred tax asset	$ 0	$ 0	$ 0